Consolidated Statements of Comprehensive Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net sales	¥ 510,546	¥ 286,347	¥ 71,527
Cost of goods sold	457,493	258,431	65,493
Gross profit	53,053	27,916	6,034
Other income	3,728	2,966	32
Fair value unrealized gain of unlisted financial assets		130
Selling and distribution expenses	(52,392)	(16,380)	(24)
Administrative expenses	(89,047)	(22,757)	(15,975)
Bad debt reversal (expense)		2,751	(10,148)
Finance costs	(975)	(25)	(51)
Other expenses	(1,204)	(42)	(34)
Loss before taxation	(86,837)	(5,441)	(20,166)
Income tax expense	83	209	217
Net loss for the period from continuing operations	(86,920)	(5,650)	(20,383)
Discontinued operations
Gain on disposal of discontinued operations	73,846
Los from discontinued operations	(1,385)	(47,994)	(69,675)
Net loss	(14,459)	(53,644)	(90,058)
Net income (loss) attributable to :
Equity holders of the Company	(14,340)	(57,918)	(88,752)
Non-controlling interest	(119)	4,274	(1,306)
Net income (loss) attributable to the equity holders of the Company arise from:
Continuing operations	(86,801)	(9,924)	(19,077)
Discontinued operations	72,461	(47,994)	(69,675)
Other comprehensive loss
Exchange differences on translation of financial statements of foreign operations	(1,838)	198	585
Total comprehensive income (loss)	(16,297)	(53,446)	(89,473)
Total comprehensive income (loss) attributable to:
Equity holders of the Company	(16,178)	(57,720)	(88,167)
Non-controlling interest	(119)	4,274	(1,306)
Total comprehensive income (loss) arise from:
Continuing operations	(88,758)	(5,452)	(19,798)
Discontinued operations	¥ 72,461	¥ (47,994)	¥ (69,675)
Basic (RMB)
-- from continuing operations	¥ (39.10)	¥ (11.90)	¥ (37.10)
-- from discontinued operations	32.64	(57.30)	(135.40)
Diluted (RMB)
-- from continuing operations	(39.10)	(11.90)	(37.10)
-- from discontinued operations	¥ 27.98	¥ (57.30)	¥ (135.40)